Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of components and movements during the period in intangible assets

Cost:

	Balance at January 1, 2024	Additions	Disposals	Effect of movements in exchange rates	Balance at December 31, 2024

	US $ in millions
Goodwill	9.1				9.1
Software (mostly development costs)	268.4	21.2		(0.1)	289.5
Other intangible assets	4.5		(1.1)		3.4
Total	282.0	21.2	(1.1)	(0.1)	302.0

Amortization and impairment charges:
	Balance at January 1, 2024	Amortization	Disposals	Effect of movements in exchange rates	Balance at December 31, 2024

		US $ in millions
Goodwill	9.1				9.1
Software (mostly development costs)	166.7	13.4		(0.2)	179.9
Other intangible assets	4.2	0.1	(1.1)		3.2
Total	180.0	13.5	(1.1)	(0.2)	192.2

Net carrying amounts:	Balance at January 1, 2024	Balance at December 31, 2024

	US $ in millions	US $ in millions

Goodwill
Software (mostly development costs)	101.7	109.6
Other intangible assets	0.3	0.2
Total	102.0	109.8

Cost:
	Balance at January 1, 2023	Additions	Disposals	Effect of movements in exchange rates	Balance at December 31, 2023

	US $ in millions
Goodwill	9.6			(0.5)	9.1
Software (mostly development costs)	238.8	29.9		(0.3)	268.4
Other intangible assets	4.5				4.5
Total	252.9	29.9		(0.8)	282.0

Amortization and impairment charges:
	Balance at January 1, 2023	Amortization	Impairment	Effect of movements in exchange rates	Balance at December 31, 2023

	US $ in millions
Goodwill			9.1		9.1
Software (mostly development costs)	155.9	11.1		(0.3)	166.7
Other intangible assets	4.1	0.1			4.2
Total	160.0	11.2	9.1	(0.3)	180.0

Net carrying amounts:
	Balance at January 1, 2023	Balance at December 31, 2023

	US $ in millions	US $ in millions

Goodwill	9.6
Software (mostly development costs)	82.9	101.7
Other intangible assets	0.4	0.3
Total	92.9	102.0